Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
	Feb. 07, 2019 shares	Jan. 25, 2019 $ / shares	Mar. 11, 2016 shares	Mar. 31, 2019	Mar. 25, 2019 USD ($)	Jun. 30, 2015 shares	Oct. 27, 2015 shares	Dec. 31, 2015 shares
Common Stock
Subsequent Event [Line Items]
Conversion of Stock, Shares issued			80,000			4,320	7,200	53,333
Subsequent Event | Installment 4 - FY 2018
Subsequent Event [Line Items]
Dividends Payable, Date Declared		Jan. 25, 2019
Dividends per share | $ / shares		$ 0.3
Dividends Payable, Date of Payment		Mar. 27, 2019
Dividends Payable, Date of Record		Feb. 27, 2019
Subsequent Event | VLCC | Options exercised
Subsequent Event [Line Items]
Number Of Vessels		1
Subsequent Event | C. Dream
Subsequent Event [Line Items]
Sale price | $					$ 21,750
Vessel type					2000-built VLCC
Vessels capacity in DWT					298,570
Subsequent Event | Shinyo Ocean
Subsequent Event [Line Items]
Vessel type				2001-built VLCC
Vessels capacity in DWT				281,395
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Conversion of Stock, Shares issued	511,733